FINANCE AND ACCRETION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance And Accretion Expenses [Abstract]
Disclosure of finance and accretion expense [Table Text Block]
	Years ended December 31,
	2024	2023
Interest expense	61,886	48,181
Amortization of deferred financing charges	2,515	2,791
Finance income	(5,175)	(2,972)
Loss on settlement of long-term debt (Note 17a)	4,646	-
Less: interest expense capitalized (Note 14)	(23,060)	(8,865)
Finance expenses, net	40,812	39,135
Accretion on deferred revenue (Note 19)	7,244	6,652
Accretion on PER (Note 20)	2,780	2,328
Accretion and fair value adjustment on Cariboo consideration payable (Note 3)	23,920	1,779
Accretion and fair value adjustment on Florence royalty obligation (Note 18)	12,993	-
Accretion expenses	46,937	10,759